Ordinary Shares - Activities of the Group's Class A ordinary shares and Class B ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Jun. 27, 2025	Dec. 15, 2023	Mar. 28, 2023	Oct. 18, 2021	Sep. 13, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 01, 2022	Dec. 31, 2020	Dec. 31, 2019	Aug. 28, 2014
Ordinary Shares
Beginning Balance						$ 1,007,448	$ 970,565	$ 962,167
Cancellation of Treasury (in shares)	(223,773)	(1,200,794)	(2,753,167)
Ending Balance						$ 1,022,605	$ 1,007,448	$ 970,565
Ordinary shares, par value						$ 0.00005	$ 0.00005	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005
Common Stock
Ordinary Shares
Beginning Balance (in shares)						574,592,599	574,592,599	578,546,560
Beginning Balance						$ 29	$ 29	$ 29
Cancellation of Treasury (in shares)						(223,773)		(3,953,961)
Number of shares issued during the period						37,159,350
Stock Issued During Period, Value, New Issues						$ 2
Ending Balance (in shares)						611,528,176	574,592,599	574,592,599
Ending Balance						$ 31	$ 29	$ 29
Common Class A
Ordinary Shares
Number of shares issued during the period				5,000,000	5,000,000	37,159,350
Ordinary shares, par value						$ 0.00005	$ 0.00005		$ 0.00005
Common Class A | Common Stock
Ordinary Shares
Beginning Balance (in shares)						504,387,299	504,387,299
Beginning Balance						$ 25	$ 25
Cancellation of Treasury (in shares)						223,773
Conversion of Class B ordinary shares to Class A ordinary shares						42,047
Number of shares issued during the period						37,159,350
Stock Issued During Period, Value, New Issues						$ 2
Ending Balance (in shares)						541,364,923	504,387,299	504,387,299
Ending Balance						$ 27	$ 25	$ 25
Common Class B
Ordinary Shares
Ordinary shares, par value						$ 0.00005	$ 0.00005
Common Class B | Common Stock
Ordinary Shares
Beginning Balance (in shares)						70,205,300	70,205,300
Beginning Balance						$ 4	$ 4
Cancellation of Treasury (in shares)						0	0
Conversion of Class B ordinary shares to Class A ordinary shares						(42,047)	0
Number of shares issued during the period						0
Ending Balance (in shares)						70,163,253	70,205,300	70,205,300
Ending Balance						$ 4	$ 4	$ 4
Class A ordinary shares and Class B ordinary shares | Common Stock
Ordinary Shares
Beginning Balance (in shares)						574,592,599	574,592,599
Beginning Balance						$ 29	$ 29
Cancellation of Treasury (in shares)						223,773
Number of shares issued during the period						37,159,350
Stock Issued During Period, Value, New Issues						$ 2
Ending Balance (in shares)						611,528,176	574,592,599	574,592,599
Ending Balance						$ 31	$ 29	$ 29